Property Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2013
Property Plant And Equipment Tables
Property and equipment

Property and equipment consists of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012

Mining equipments	$106,000	$106,000
Total	106,000	106,000
Less: impairment loss	(106,000)	(106,000)

Property and equipment, net	$-	$-